Long-term investments - Cost and Equity method investment (Details) ¥ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	Sep. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Apr. 30, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term investments
Total consideration paid								¥ 1,484	¥ 4,894
Share of loss from equity method investments									(11,523)	¥ (8,149)
Equity interest agreed to purchase, consideration paid	¥ 0
Equity Method Investment, Impairment loss									15,908	200,000
Unrealized gain and losses, change in fair values								91	421
Equity Method
Long-term investments
Total consideration paid								0	4,894
Share of loss from equity method investments									(11,523)
Equity Investments Without Readily Determinable Fair values [Member]
Long-term investments
Total consideration paid								1,484
Chongqing Fullerton | Equity Investments Without Readily Determinable Fair values [Member]
Long-term investments
Shareholding interests (as a percent)											5.00%
Total consideration paid											¥ 35,000
Pivot Fintech PTE. Ltd | Cost Method
Long-term investments
Total consideration paid | $				$ 750
Pivot Fintech PTE. Ltd | Equity Method
Long-term investments
Total consideration paid			¥ 4,894				¥ 8,821
Shareholding interests (as a percent)			48.90%	48.90%			27.00%
Share of loss from equity method investments								0	1,804	1,349
Carrying value of investment								0	0
Avatec
Long-term investments
Total consideration paid						¥ 19,259
Shareholding interests (as a percent)						40.00%
Share of loss from equity method investments									6,560	5,972
Sale of shareholding interest percentage		20.00%
Proceeds from sale of common stock		¥ 1
Loss recognized from transfer of shares									3,138
Avatec | Equity Method
Long-term investments
Carrying value of investment								¥ 0	0
Bene internet technology Co Ltd | Equity Investments Without Readily Determinable Fair values [Member]
Long-term investments
Shareholding interests (as a percent)					9.09%
Total consideration paid					¥ 50,000
Shareholding interests (as a percent)								4.90%
Beijing Ruisasi Technology Co., Ltd | Equity Method
Long-term investments
Shareholding interests (as a percent)					25.00%
Equity interest agreed to purchase, consideration paid					¥ 6,500
Equity Method Investment, Impairment loss								¥ 0	21	¥ 828
Goodwill					5,931
Interest income on net asset carrying amount					¥ 6,500
Carrying value of investment								¥ 0	¥ 0